Share-Based Compensation - Summary Of Share-Based Compensation Expense, By Expense Category (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	[1]	$ 53.6	$ 42.2
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:		53.6	42.2	$ 73.4	[2]	$ 70.2	[2]	$ 58.0	[2]
General and administration [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:		46.3	40.1	69.2		70.2		54.5
Restructuring and other [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:		$ 7.3	$ 2.1	$ 4.2		$ 0.0		$ 3.5

[1]	Total share-based compensation expense in the nine months ended December 31, 2023 and 2022 includes $12.1 million and $17.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.
[2]	Total share-based compensation expense in the years ended March 31, 2023, 2022 and 2021 includes $26.7 million, $19.6 million and $18.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.